Related-Party Transactions and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Navient 401(k) Savings Plan [Member]
Related-Party Transactions and Party-In-Interest Transactions [Abstract]
Related-Party Transactions and Party-In-Interest Transactions
5.
Related-Party Transactions and Party-In-Interest Transactions

Certain Plan investments are managed by Fidelity. Fidelity is the trustee as defined by the Plan and therefore these transactions qualify as party-in-interest transactions. The Plan also earns "revenue credits" from Fidelity based on certain investments of the Plan. During 2025, $113,561 was earned and included in other income on the statement of changes in net assets available for benefits. These fee credits are allocated to participants who invested in the Plan investments that earned the fee credits.

Additionally, the Plan has investments in the Navient Stock Fund comprised principally of Navient Corporation common stock. At December 31, 2025 and 2024, the Plan held 588,672 and 708,340 units, respectively, valued at $6,016,875, and $7,390,479, respectively. During 2025, 49,602 units in the amount of $516,676 were purchased and 169,270 units in the amount of $1,752,506 were sold related to the Navient Stock Fund. Such transactions qualify as party-in-interest transactions, as Navient Corporation is the Plan’s sponsor. During 2025, the Plan recorded dividend income in the amount of $320,605 from participants’ investments in the Navient Stock Fund.